Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepaid advertising expenses, rentals and others		¥ 136,603
Deposits		20,506
Staff advances		1,321
Deductible VAT input		2,597
Total	$ 24,749	¥ 161,027
Predecessor
Prepaid advertising expenses, rentals and others			¥ 34,708
Deposits			11,582
Staff advances			463
Deductible VAT input			3,662
Total			¥ 50,415